SUPPLEMENT DATED FEBRUARY 21, 2018
to

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS, MASTERS I SHARE, AND MASTERS EXTRA II

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
 FOR MASTERS IV AND MASTERS VII

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information about the Variable Portfolio – Loomis Sayles Growth Fund (the "Fund") that is available under your Contract.

On May 1, 2018, the Fund will change its name to CTIVP – Loomis Sayles Growth Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.